Consolidated Statements Of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ (75,854)	$ (74,458)	$ (78,335)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	(393)	2,583	(3,662)
Foreign currency translation adjustment	(219)	(137)	67
Other comprehensive income (loss)	(612)	2,446	(3,595)
Total comprehensive income (loss)	$ (76,466)	$ (72,012)	$ (81,930)